Condensed Financial Statements of Kentucky First Federal Bancorp	12 Months Ended
Jun. 30, 2023
Condensed Financial Information Disclosure [Abstract]
CONDENSED FINANCIAL STATEMENTS OF KENTUCKY FIRST FEDERAL BANCORP

NOTE L - CONDENSED FINANCIAL STATEMENTS OF KENTUCKY FIRST FEDERAL BANCORP

The following condensed financial statements summarize the financial position of Kentucky First Federal Bancorp as of June 30, 2023 and 2022, and the results of its operations and its cash flows for the fiscal years ended June 30, 2023 and 2022.

(in thousands)	2023	2022
ASSETS
Interest-bearing deposits in First Federal of Hazard	$473	$1,185
Interest-bearing deposits in First Federal of Kentucky	657	703
Other interest-bearing deposits	-	9
Investment in First Federal of Hazard	18,035	18,433
Investment in Frankfort First	30,610	31,139
Prepaid expenses and other assets	988	602
Total assets	$50,763	$52,071

LIABILITIES AND SHAREHOLDERS’ EQUITY
Accounts payable and other liabilities	$52	$46
	52	46
Shareholders’ equity	50,711	52,025
Total liabilities and shareholders’ equity	$50,763	$52,071

(in thousands)	2023	2022
Income
Interest income	$4	$14
Non-interest income	-	-
Dividends from First Federal of Hazard	935	846
Equity in undistributed (excess distributed) earnings of First Federal of Hazard	(218)	32
Dividends from Frankfort First	681	1,480
Equity in undistributed (excess distributed) earnings of Frankfort First	(267)	(475)
Total income	1,135	1,897
Non-interest expenses	382	384
Earnings before income taxes	753	1,513
Income tax expense (benefit)	(180)	(77)
Net income (loss)	933	1,590
Other comprehensive (loss) income, net of tax-related effects:
Unrealized holding losses on securities designated as available-for-sale during the year, net of tax benefits of $142 and $0 in 2023 and 2022, respectively	(427)	-
	$506	$1,590

(in thousands)	2023	2022
Cash flows from operating activities:
Net earnings for the year	$933	$1,590
Adjustments to reconcile net earnings to net cash provided by operating activities:
Excess (deficit) distributions over earnings (undistributed earnings from consolidated subsidiaries	485	443
Noncash compensation expense	4	73
Increase (decrease) in cash due to changes in:
Prepaid expenses and other assets	(371)	(106)
Other liabilities	6	(181)
Net cash provided by operating activities	1,057	1,819

Cash flows from financing activities:
Treasury stock purchases	(461)	(540)
Dividends paid on common stock	(1,363)	(1,394)
Net cash used in financing activities	(1,824)	(1,934)
Net increase (decrease) in cash and cash equivalents	(767)	(115)
Cash and cash equivalents at beginning of year	1,897	2,012
Cash and cash equivalents at end of year	$1,130	$1,897